Notes to the Profit or Loss Statement - Summary of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 60,143,637	€ 78,292,297	€ 51,403,257
Personnel expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	32,454,000	32,589,000	29,892,000
Consumable supplies [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	115,000	88,000	565,000
Amortization of intangible assets [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	1,213,000	596,000	55,000
External services [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	18,595,000	35,892,000	15,557,000
Depreciation and other costs for infrastructure [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	5,002,000	6,885,000	4,084,000
Other Operating expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 2,765,000	€ 2,242,000	€ 1,250,000